Share Capital, Share Premium and Statutory Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Share Premium and Statutory Reserve [Line Items]
Ordinary shares (in Shares)	20,000,000
Exceeds amount	$ 175,000,000
Ordinary shares equals or exceeds (in Dollars per share)	$ 12.5
Equals or exceeds amount	$ 450,000,000
Transferred statutory reserve	10.00%
Statutory reserve	$ 680,643	$ 680,643
Founder Shares [Member]
Share Capital, Share Premium and Statutory Reserve [Line Items]
Ordinary shares (in Shares)	1,552,500
Brooge Energy Limited [Member]
Share Capital, Share Premium and Statutory Reserve [Line Items]
Ordinary shares equals or exceeds (in Dollars per share)	$ 14
Equals or exceeds amount	$ 250,000,000